Offerings - Offering: 1	Aug. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value US$0.05 per share, issuable under the 2025 Share Incentive Plan
Amount Registered | shares	823,226
Proposed Maximum Offering Price per Unit	1.90
Maximum Aggregate Offering Price	$ 1,564,129.34
Fee Rate	0.01531%
Amount of Registration Fee	$ 239.47
Offering Note	The ordinary shares, par value US$0.05 per share (“Shares”) of AGM Group Holdings Inc. (the “Registrant”).

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional Shares that become issuable under the 2025 Share Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction.

Estimated in accordance with Rules 457(c) and 457(h)(1) promulgated under the Securities Act solely for the purpose of calculating the registration fee, and is based upon the price of US$1.90 per Class A Ordinary Share, which was the average of the high and low prices of the Class A Ordinary Shares as reported on the Nasdaq Capital Market on September 3, 2025.

Represents 823,226 Shares reserved for future award grants under the 2025 Share Incentive Plan.